UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21906
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices) (Zip code)
Kevin M. Robinson 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: August 31

Date of reporting period: September 1, 2010 to November 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.
Attached hereto.

YAO | Guggenheim China All-Cap ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 100.0%
	Common Stocks - 99.6%
	Consumer Discretionary - 5.4%
105,000	Anta Sports Products Ltd.	$ 195,785
272,000	AviChina Industry & Technology Co. (a) (b)	131,698
374,000	Brilliance China Automotive Holdings Ltd. (a) (b)	344,350
438,000	China Dongxiang Group Co.	195,716
360,000	China Travel International Investment	82,054
20,308	Ctrip.com International Ltd., ADR (a)	889,897
396,000	Dongfeng Motor Group Co. Ltd.	753,688
15,539	Focus Media Holding Ltd., ADR (a)	362,525
86,000	Golden Eagle Retail Group Ltd.	251,389
2,762	Home Inns & Hotels Management, Inc., ADR (a)	131,499
98,500	Li Ning Co. Ltd. (b)	259,389
78,000	Minth Group Ltd.	131,579
4,191	New Oriental Education & Technology Group, ADR (a)	443,408
186,500	Parkson Retail Group Ltd.	310,287
44,500	Ports Design Ltd.	137,529
		4,620,793
	Consumer Staples - 5.1%
344,000	Chaoda Modern Agriculture Holdings Ltd.	278,632
218,000	China Agri-Industries Holdings Ltd.	260,511
94,000	China Foods Ltd.	67,301
179,000	China Mengniu Dairy Co. Ltd.	510,563
164,000	China Resources Enterprise Ltd.	693,747
159,000	China Yurun Food Group Ltd.	568,175
258,000	Tingyi Cayman Islands Holding Corp.	638,551
44,000	Tsingtao Brewery Co. Ltd.	238,538
129,000	Uni-President China Holdings Ltd.	80,899
929,000	Want Want China Holdings Ltd.	800,321
70,000	Wumart Stores, Inc.	184,788
		4,322,026
	Energy - 17.4%
564,000	China Coal Energy Co. Ltd.	891,866
212,000	China Oilfield Services Ltd.	387,656
2,306,000	China Petroleum & Chemical Corp.	2,146,939
467,500	China Shenhua Energy Co. Ltd.	1,965,563
2,186,000	CNOOC Ltd.	4,740,394
300,000	Kunlun Energy Co. Ltd.	436,538
2,904,000	PetroChina Co. Ltd.	3,608,661
274,000	Yanzhou Coal Mining Co. Ltd.	760,361
		14,937,978
	Financials - 34.1%
184,000	Agile Property Holdings Ltd.	258,266
6,685,000	Bank of China Ltd.	3,581,104
568,000	Bank of Communications Co. Ltd.	593,187
136,000	Beijing Capital Land Ltd.	49,212
1,104,000	China Citic Bank Corp. Ltd.	770,532
8,529,000	China Construction Bank Corp.	7,699,071
104,000	China Everbright Ltd.	243,204
745,000	China Life Insurance Co. Ltd.	3,199,442
536,500	China Merchants Bank Co. Ltd.	1,388,635
532,000	China Overseas Land & Investment Ltd.	1,022,122
256,000	China Resources Land Ltd.	458,882
108,200	China Taiping Insurance Holdings Co. Ltd. (a)	360,869
792,000	Country Garden Holdings Co.	286,585
6,859	E-House China Holdings Ltd., ADS	95,683
460,000	Franshion Properties China Ltd.	144,534
80,500	Greentown China Holdings Ltd.	87,594
138,400	Guangzhou R&F Properties Co. Ltd.	183,924
5,230,000	Industrial & Commercial Bank of China	4,067,811
161,000	KWG Property Holding Ltd.	120,040
322,000	PICC Property & Casualty Co. Ltd. (a)	482,649
223,500	Ping An Insurance Group Co. of China Ltd.	2,578,741
225,000	Poly Hong Kong Investments Ltd. (b)	209,770
1,100,000	Renhe Commercial Holdings Co. Ltd.	199,726
268,000	Shenzhen Investment Ltd.	94,560
198,500	Shimao Property Holdings Ltd.	299,578
560,500	Sino-Ocean Land Holdings Ltd.	332,013
253,500	Soho China Ltd.	190,640
89,000	Yanlord Land Group Ltd. (Singapore)	110,421
676,000	Yuexiu Property Co. Ltd.	177,582
		29,286,377
	Health Care - 0.9%
6,962	Mindray Medical International Ltd., ADR	182,752
120,000	Shandong Weigao Group Medical Polymer Co. Ltd.	329,914
316,000	Sino Biopharmaceutical	126,145
7,448	WuXi PharmaTech Cayman, Inc., ADR (a)	124,754
		763,565
	Industrials - 9.8%
288,000	Air China Ltd.	375,314
254,000	Beijing Capital International Airport Co. Ltd.	139,010
63,500	Beijing Enterprises Holdings Ltd.	400,266
604,000	China Communications Construction Co. Ltd.	525,782
353,500	China COSCO Holdings Co. Ltd.	386,473
212,000	China Eastern Airlines Corp. Ltd. (a)	125,033
256,000	China Everbright International Ltd.	143,071
133,000	China High Speed Transmission Equipment Group Co. Ltd.	242,857
154,000	China Merchants Holdings International Co. Ltd.	607,818
158,000	China National Materials Co. Ltd.	153,205
256,500	China Railway Construction Corp. Ltd.	304,537
524,000	China Railway Group Ltd.	367,073
511,000	China Shipping Container Lines Co. Ltd. (a)	203,988
180,000	China Shipping Development Co. Ltd.	249,870
225,000	China South Locomotive & Rolling Stock Corp. Ltd.	269,746
234,000	China Southern Airlines Co. Ltd. (a) (b)	170,852
163,000	Citic Pacific Ltd.	408,463
216,000	COSCO Pacific Ltd.	342,122
46,400	Dongfang Electric Corp. Ltd.	230,337
194,000	Guangshen Railway Co. Ltd. (b)	78,693
96,000	Harbin Power Equipment Co. Ltd.	144,390
170,000	Jiangsu Expressway Co. Ltd.	184,981
404,000	Lonking Holdings Ltd.	264,282
404,000	Shanghai Electric Group Co. Ltd.	276,768
74,000	Shanghai Industrial Holdings Ltd.	312,079
1,275,000	Shenzhen International Holdings Ltd.	101,794
174,500	Sinotrans Shipping Ltd.	66,738
88,000	Sinotruk Hong Kong Ltd.	92,922
17,322	Suntech Power Holdings Co. Ltd., ADR (a)	123,679
58,000	Weichai Power Co Ltd.	402,568
230,000	Yangzijiang Shipbuilding Holdings Ltd. (Singapore)	313,197
196,000	Zhejiang Expressway Co. Ltd.	184,752
63,000	Zhuzhou CSR Times Electric Co. Ltd.	240,540
		8,433,200
	Information Technology - 13.0%
96,000	AAC Acoustic Technologies Holdings, Inc.	264,550
184,500	Alibaba.com Ltd.	306,959
7,133	AsiaInfo-Linkage, Inc. (a)	118,764
39,907	Baidu, Inc., ADR (a)	4,197,817
71,000	Byd Co. Ltd.	428,799
81,500	BYD Electronic International Co. Ltd. (b)	40,196
85,950	Comba Telecom Systems Holdings Ltd.	95,738
92,000	Digital China Holdings Ltd.	188,605
11,789	Giant Interactive Group, Inc., ADR	81,226
110,000	Ju Teng International Holdings Ltd.	44,053
79,500	Kingboard Chemical Holdings Ltd.	412,567
756,000	Lenovo Group Ltd.	508,176
9,784	Netease.com, ADR (a)	373,553
2,607,000	Semiconductor Manufacturing International Corp. (a)	191,354
4,680	Shanda Interactive Entertainment Ltd., ADR (a)	185,000
7,562	Sina Corp. (a)	484,119
4,052	Sohu.com, Inc. (a)	281,330
112,200	Tencent Holdings Ltd.	2,495,212
186,000	TPV Technology Ltd.	119,519
83,000	Travelsky Technology Ltd.	87,856
71,200	ZTE Corp. (b)	261,763
		11,167,156
	Materials - 5.8%
544,000	Aluminum Corp. of China Ltd. (b)	486,862
150,000	Angang Steel Co. Ltd.	216,337
120,000	Anhui Conch Cement Co. Ltd.	509,938
159,000	BBMG Corp.	228,908
244,000	China BlueChemical Ltd.	194,492
175,000	China Molybdenum Co. Ltd.	138,591
170,000	China National Building Material Co. Ltd.	391,854
261,000	China Shanshui Cement Group Ltd.	212,412
192,000	China Zhongwang Holdings Ltd. (b)	104,831
130,000	Hidili Industry International Development Ltd. (b)	120,531
216,000	Hunan Non-Ferrous Metal Corp Ltd.	87,338
190,000	Jiangxi Copper Co. Ltd.	550,501
228,000	Lee & Man Paper Manufacturing Ltd.	180,271
230,000	Maanshan Iron & Steel (b)	121,136
204,000	Nine Dragons Paper Holdings Ltd.	308,930
580,000	Shougang Concord International Enterprises Co. Ltd.	88,132
236,000	Sinofert Holdings Ltd.	131,590
316,000	Sinopec Shanghai Petrochemical Co. Ltd.	155,037
60,000	Zhaojin Mining Industry Co. Ltd.	234,881
550,000	Zijin Mining Group Co. Ltd.	516,312
		4,978,884
	Telecomminication Services - 7.0%
268,000	China Communications Services Corp. Ltd.	162,892
404,500	China Mobile Ltd.	4,034,244
1,902,000	China Telecom Corp. Ltd.	957,656
634,000	China Unicom Hong Kong Ltd.	853,971
		6,008,763
	Utilities - 1.1%
234,000	China Resources Power Holdings Co. Ltd.	410,407
450,000	Datang International Power Generation Co. Ltd. (b)	161,674
334,000	Guangdong Investment Ltd.	167,309
414,000	Huaneng Power International, Inc.	221,777
		961,167
	Total Common Stocks - 99.6%
	(Cost $81,620,827)	85,479,909

	Exchange-Traded Funds – 0.3%
6,900	iShares FTSE/Xinhua China 25 Index Fund
	(Cost $299,691)	299,046

	Rights – 0.1%
	Financials 0.1%
235,350	Industrial & Commercial Bank of China (a) (c)
	(Cost $0)	77,282

	Total Long-Term Investments - 100.0%
	(Cost $81,920,518)	85,856,237

	Investments of Collateral for Securities Loaned (d) - 2.2%
	Money Market Funds - 2.2%
1,852,863	BNY Mellon Securities Lending Overnight Fund, 0.299% (e)
	(Cost $1,852,863)	1,852,863

	Total Investments - 102.2%
	(Cost $83,773,381)	87,709,100
	Liabilities in excess of Other Assets - (2.2%)	(1,857,138)
	Net Assets - 100.0%	$ 85,851,962

* Less than 0.1%

ADR - American Depositary Receipt
ADS - American Depositary Share

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c)	Security is valued in accordance with Fair Valuation procedures established in good faith by the
Board of Trustees. The total market value of such securities is $77,282 which represents
0.1% of net assets.
(d)	At November 30, 2010, the total market value of the Fund's securities on loan was $1,714,883 and the total market value of the collateral by the Fund was $1,852,863.
(e)	Interest rate shown reflects yield as of November 30, 2010.

Securities are classified by sectors that represent broad groupings of related securities.

Country Allocation*
China	99.5%
Singapore	0.5%

*As a percentage of long-term investments. Subject to change daily.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$ 83,853,090	$ 8,394,482	$ (4,538,472)	$ 3,856,010

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$85,480	$-	$-	$85,480
Exchange Traded Funds	299	-	-	299
Rights	-	77	-	77
Money Market Fund	1,853	-	-	1,853
Total	$87,632	$77	$-	$87,709

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below.

$(000s)
Transfers from Level 1 to Level 2	$ -
Transfers from Level 2 to Level 1	2,579

The transfer from Level 2 to Level 1 was the result of the availability of a quoted price in an active market for the security on November 30, 2010.

FAA | Guggenheim Airline ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value

	Long-Term Investments - 100.1%
	Common Stocks - 100.1%
	Australia - 4.5%
703,794	Qantas Airways Ltd.	$ 1,775,180

	Brazil - 1.5%
23,996	Tam SA, ADR (b)	583,823

	Canada - 1.6%
46,238	Westjet Airlines Ltd.	620,798

	China - 1.6%
208,000	Cathay Pacific Airways Ltd.	606,672

	France - 1.5%
32,315	Air France-KLM	566,419

	Germany - 4.5%
82,434	Deutsche Lufthansa AG	1,759,321

	Ireland - 1.5%
19,537	Ryanair Holdings PLC, ADR	596,465

	Japan - 4.6%
513,000	All Nippon Airways Co. Ltd.	1,812,678

	Singapore - 1.5%
51,000	Singapore Airlines Ltd.	594,939

	South Korea - 1.5%
9,638	Korean Air Lines Co. Ltd.	590,217

	Spain - 1.4%
140,360	Iberia Lineas Aereas de Espana SA	563,123

	Sweden - 1.5%
178,375	SAS AB (a)(b)	573,227

	United Kingdom - 2.9%
140,444	British Airways PLC (a)(b)	559,050
86,035	easyJet PLC (a)	573,329
		1,132,379
	United States - 70.0%
226,121	AirTran Holdings, Inc. (a)	1,682,340
30,042	Alaska Air Group, Inc. (a)	1,652,310
193,372	AMR Corp. (a)	1,655,264
422,638	Delta Air Lines, Inc. (a)	5,781,688
244,526	JetBlue Airways Corp. (a)	1,660,332
103,912	Skywest, Inc. (b)	1,682,335
440,466	Southwest Airlines Co.	5,867,007
207,341	United Continental Holdings, Inc. (a)	5,739,199
143,300	US Airways Group, Inc. (a)	1,599,228
		27,319,703
	Total Long-Term Investments - 100.1%
	(Cost $33,295,745)	39,094,944

	Investments of Collateral for Securities Loaned (c) - 3.0%
	Money Market Funds - 3.0%
1,176,513	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)	1,176,513
	(Cost $1,176,513)

	Total Investments - 103.1%
	(Cost - $34,472,258)	40,271,457
	Liabilities in excess of Other Assets - (3.1%)	(1,214,402)
	Net Assets - 100.0%	$ 39,057,055

AB - Stock Company
ADR - American Depositary Receipt
AG - Stock Corporation
PLC - Public Limited Company
SA - Corporation

(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at November 30, 2010.
(c) At November 30, 2010, the total market value of the Fund's securities on loan was $1,119,250 and the total market value of the collateral held by the Fund was $1,176,513.
(d) Interest rate shown reflects yield as of November 30, 2010.

	Summary of Investments by Sector Classification
Sector*		% of Long-Term Investments
Industrials		100.0%
* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$34,776,446	$5,895,260	$(400,249)	$5,495,011

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g.
discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standards Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose
i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, ii)
transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after
December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The
Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees.
The Fund did not have any Level 3 Securities at November 30, 2010.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of
November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$39,095	$-	$-	$39,095
Money Market Fund	1,176	-	-	1,176
Total	$40,271	$-	$-	$40,271

There were no transfers between Level 1 and Level 2.

CQQQ | Guggenheim China Technology ETF
Portfolio of Investments
November 30, 2010 (unaudited)

	Number of Shares	Description	Value
		Total Long-Term Investments - 100.0%
		China - 100.0%
	626,000	AAC Acoustic Technologies Holdings, Inc.	$ 1,725,084
	927,500	Alibaba.com Ltd. (a)	1,543,116
	48,920	AsiaInfo-Linkage, Inc. (b)	814,518
	42,578	Baidu, Inc., ADR (b)	4,478,780
	347,000	Byd Co. Ltd. (a)	2,095,678
	567,500	BYD Electronic International Co. Ltd.	279,890
	1,822,000	China Aerospace International Holdings Ltd.	290,933
	30,864	China Digital TV Holding Co. Ltd., ADR (b)	258,640
	7,110,000	China Public Healthcare Holding Ltd. (b)	97,050
	603,200	Comba Telecom Systems Holdings Ltd. (a)	671,892
	631,000	Digital China Holdings Ltd.	1,293,584
	80,997	Giant Interactive Group, Inc., ADR	558,069
	1,689,000	Hi Sun Technology China Ltd. (b)	635,089
	2,270,000	Inspur International Ltd.	207,542
	778,000	Ju Teng International Holdings Ltd.	311,575
	285,000	Kingboard Chemical Holdings Ltd.	1,479,013
	816,500	Kingboard Laminates Holdings Ltd.	795,929
	1,352,000	Kingdee International Software Group Co. Ltd.	745,148
	603,000	Kingsoft Corp Ltd.	330,788
	2,866,000	Lenovo Group Ltd.	1,926,499
	15,750,000	Nan Hai Corp Ltd. (b)	121,690
	41,408	Netease.com, ADR (b)	1,580,957
	16,331,000	Semiconductor Manufacturing International Corp. (b)	1,198,698
	28,235	Shanda Interactive Entertainment Ltd., ADR (a) (b)	1,116,130
	28,725	Sina Corp. (b)	1,838,975
	26,507	Sohu.com, Inc. (b)	1,840,381
	1,686,000	Solomon Systech International Ltd.	104,213
	167,000	Tencent Holdings Ltd.	3,713,907
	1,270,000	TPV Technology Ltd.	816,068
	582,000	Travelsky Technology Ltd.	616,051
	440,000	Wasion Group Holdings Ltd.	294,064
	351,900	ZTE Corp.	1,293,742
		Total Long-Term Investments - 100.0%	35,073,693
		(Cost $34,491,636)

		Investments of Collateral for Securities Loaned (c) - 8.6%
		Money Market Funds - 8.6%
	3,013,743	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
		(Cost $3,013,743)	3,013,743

		Total Investments - 108.6%
		(Cost $37,505,379)	38,087,436
		Liabilities in excess of Other Assets - (8.6%)	(3,000,684)
		Net Assets - 100.0%	$ 35,086,752

ADR - American Depositary Receipt

(a)	Security, or portion thereof, was on loan November 30, 2010.
(b)	Non-income producing security.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $2,879,529,
	and the total market value of the collateral held by the Fund was $3,013,743.
(d)	Interest rate shown reflects yield as of November 30, 2010.

		Summary of Investments by Sector Classification
	Sector*		% of Long-Term Investments
	Information Technology		94.0%
	Consumer Discretionary		6.0%
	* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

	See previously submitted notes to financial statements for the year ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$37,562,604	$3,531,952	$(3,007,120)	$524,832

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$35,073	$-	$-	$35,073
Money Market Fund	3,014	-	-	3,014
Total	$38,087	$-	$-	$38,087

There were no transfers between Level 1 and Level 2.

EEN I Guggenheim EW Euro-Pacific LDRs ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares		Description	Value
		Long-Term Investments - 99.6%
		Common Stocks - 98.7%
		Australia - 3.7%
	4,795	Alumina Ltd., ADR (a)	$ 36,442
	461	BHP Billiton Ltd., ADR	37,986
	1,929	Sims Metal Management Ltd., ADR	32,619
	303	Westpac Banking Corp., ADR (a)	31,218
			138,265
		Belgium - 1.7%
	591	Anheuser-Busch InBev NV, ADR	32,470
	473	Delhaize Group SA, ADR	32,453
			64,923
		Cayman Islands - 2.1%
	7,226	Melco Crown Entertainment Ltd., ADR (a) (b)	43,139
	9,838	Semiconductor Manufacturing International Corp., ADR (b)	35,417
			78,556
		Denmark - 1.8%
	356	Novo Nordisk A/S, ADR	35,394
	4,571	Torm A/S, ADR (b)	32,546
			67,940
		Finland - 0.8%
	3,306	Nokia OYJ, ADR	30,514

		France - 5.0%
	1,634	Cie Generale de Geophysique-Veritas, ADR (b)	37,991
	1,559	France Telecom SA, ADR	31,819
	1,058	Sanofi-Aventis SA, ADR	32,290
	3,227	Technicolor, ADR	17,716
	652	Total SA, ADR	31,798
	1,255	Veolia Environnement SA, ADR	33,333
			184,947
		Germany - 4.6%
	1,305	Aixtron AG, ADR (a)	40,011
	592	Deutsche Bank AG	28,392
	580	Fresenius Medical Care AG & Co. KGaA, ADR	33,628
	710	SAP AG, ADR	33,320
	336	Siemens AG, ADR	36,893
			172,244
		Greece - 0.9%
	1,331	Coca Cola Hellenic Bottling Co. SA, ADR	33,914

		Ireland - 4.8%
	1,923	CRH PLC, ADR (a)	33,729
	6,978	Elan Corp. PLC, ADR (b)	35,937
	8,865	Governor & Co. of the Bank of Ireland (The), ADR (a)	15,248
	1,361	ICON PLC, ADR (b)	27,397
	1,216	James Hardie Industries SE, ADR (b)	31,446
	1,127	Ryanair Holdings PLC, ADR	34,407
			178,164
		Israel - 2.8%
	1,134	NICE Systems Ltd., ADR (b)	34,746
	1,850	Partner Communications Co. Ltd., ADR (a)	38,314
	600	Teva Pharmaceutical Industries Ltd., ADR	30,024
			103,084
		Italy - 2.6%
	773	ENI SpA, ADR	31,167
	1,338	Luxottica Group SpA, ADR	35,551
	2,354	Telecom Italia SpA, ADR	29,001
			95,719
		Japan - 17.8%
	1,692	Advantest Corp., ADR	34,195
	755	Canon, Inc., ADR	35,530
	754	Hitachi Ltd., ADR	35,649
	973	Honda Motor Co. Ltd., ADR	35,252
	1,905	Konami Corp., ADR (a)	35,471
	745	Kubota Corp., ADR	33,532
	358	Kyocera Corp., ADR	36,387
	1,096	Makita Corp., ADR	39,489
	6,736	Mitsubishi UFJ Financial Group, Inc., ADR	31,727
	119	Mitsui & Co. Ltd., ADR	37,208
	10,376	Mizuho Financial Group, Inc., ADR	32,477
	1,465	Nidec Corp., ADR	36,596
	1,454	Nippon Telegraph & Telephone Corp., ADR	32,919
	5,943	Nomura Holdings, Inc., ADR (a)	33,994
	1,878	NTT DoCoMo, Inc., ADR	30,536
	2,476	Panasonic Corp., ADR	35,456
	1,097	Sony Corp., ADR	38,922
	460	Toyota Motor Corp., ADR (a)	35,737
	469	Wacoal Holdings Corp., ADR	31,859
			662,936
		Jersey - 2.7%
	344	Randgold Resources Ltd., ADR	32,357
	476	Shire PLC, ADR	33,482
	612	WPP PLC, ADR	33,997
			99,836
		Luxembourg - 2.9%
	1,984	Acergy SA, ADR	39,819
	1,012	ArcelorMittal (a)	32,060
	903	Tenaris SA, ADR (a)	38,450
			110,329
		Netherlands - 9.8%
	5,912	Aegon NV	32,693
	1,424	ASM International NV (a) (b)	35,272
	1,225	ASML Holding NV	39,972
	986	CNH Global NV	40,840
	1,648	Crucell NV, ADR (b)	51,599
	3,333	ING Groep NV, ADR	29,464
	1,075	Koninklijke Philips Electronics NV	29,133
	1,318	Reed Elsevier NV, ADR (a)	30,907
	4,619	STMicroelectronics NV (a)	41,340
	1,176	Unilever NV	33,375
			364,595
		New Zealand - 0.9%
	4,384	Telecom Corp. of New Zealand Ltd., ADR	35,379

		Norway - 0.9%
	1,606	Statoil ASA, ADR	32,104

		Portugal - 0.9%
	2,756	Portugal Telecom SGPS SA, ADR	35,194

		Spain - 3.0%
	2,551	Banco Bilbao Vizcaya Argentaria SA, ADR	23,495
	2,586	Banco Santander SA, ADR	24,877
	1,354	Repsol YPF SA, ADR	32,726
	476	Telefonica SA, ADR	30,464
			111,562
		Sweden - 0.8%
	2,931	Telefonaktiebolaget LM Ericsson, ADR	30,248

		Switzerland - 5.2%
	1,577	ABB Ltd., ADR	30,531
	722	Credit Suisse Group AG, ADR	26,736
	2,057	Logitech International SA (a) (b)	39,741
	605	Novartis AG, ADR (a)	32,313
	662	Syngenta AG, ADR	36,880
	1,826	UBS AG	27,518
			193,719
		United Kingdom - 23.0%
	1,714	ARM Holdings PLC, ADR	32,138
	627	AstraZeneca PLC, ADR (a)	29,425
	2,659	Aviva PLC, ADR (a)	29,861
	1,652	Barclays PLC, ADR	26,663
	546	BHP Billiton PLC, ADR	38,853
	849	BP PLC, ADR	33,960
	448	British American Tobacco PLC, ADR	32,659
	1,497	BT Group PLC, ADR (a)	39,715
	893	Carnival PLC, ADR (a)	36,970
	481	Diageo PLC, ADR	34,468
	747	Ensco PLC, ADR	35,408
	817	GlaxoSmithKline PLC, ADR	31,275
	640	HSBC Holdings PLC, ADR	32,358
	1,887	Intercontinental Hotels Group PLC, ADR	33,758
	7,076	Lloyds Banking Group PLC, ADR	26,747
	742	National Grid PLC, ADR (a)	33,405
	2,078	Pearson PLC, ADR	30,131
	1,784	Prudential PLC, ADR (b)	31,916
	982	Reed Elsevier PLC, ADR	31,159
	599	Rio Tinto PLC, ADR	38,414
	2,177	Royal Bank of Scotland Group PLC, ADR (a) (b)	25,602
	595	Royal Dutch Shell PLC - Class A, ADR	35,884
	578	Royal Dutch Shell PLC - Class B, ADR	35,067
	768	Smith & Nephew PLC, ADR (a)	34,936
	1,177	Unilever PLC, ADR	32,909
	1,300	Vodafone Group PLC, ADR	32,578
			856,259
		Total Common Stock - 98.7%
		(Cost $2,981,210)	3,680,431

		Exchange-Traded Funds - 0.9%
	620	iShares MSCI EAFE Index Fund	33,635
		(Cost $34,012)

		Total Long-Term Investments - 99.6%
		(Cost $3,015,222)	3,714,066

		Investments of Collateral for Securities Loaned (c) - 16.9%
		Money Market Funds - 16.9%
	630,794	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)	630,794
		(Cost $630,794)

		Total Investments - 116.5%
		(Cost $3,646,016)	4,344,860
		Liabilities in excess of Other Assets - (16.5%)	(615,113)
		Net Assets - 100.0%	3,729,747

ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Limited Liability Stock Company
ASA	Stock Company
KGaA	Limited Partnership
NV	Legal Entity
OYJ	Public Traded Company
PLC	Public Limited Company
SA	Corporation
SE	Stock Corporation
SGPS	Holding Enterprise
SpA	Limited Share Corporation

(a)	Security, or portion thereof, was on loan at November 30, 2010.
(b)	Non-income producing security.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $613,350 and the total market value of the collateral held by the Fund was $630,794.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Summary of Investments by Sector Classification
Sector*	% of Long-Term Investments
Information Technology	15.3%
Financials	13.8%
Consumer Discretionary	12.7%
Energy	11.2%
Health Care	11.0%
Materials	9.4%
Telecommunication Services	9.0%
Industrials	8.6%
Consumer Staples	6.3%
Utilities	1.8%
Exchange-Traded Funds	0.9%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$3,660,347	$815,983	$(131,470)	$684,513

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustee. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$3,680	$-	$-	$3,680
Exchange Traded Funds	34	-	-	34
Money Market Fund	631	-	-	631
Total	$4,345	$-	$-	$4,345

There were no transfers between Level 1 and Level 2.

TAN I Guggenheim Solar ETF
Portfolio of Investments
November 30, 2010 (unaudited)

Number of Shares	Description	Value
	Long-Term Investments - 99.7%
	British Virgin Islands - 2.9%
485,118	Renesola Ltd., ADR (a)	$ 3,992,521

	Canada - 2.7%
284,043	Canadian Solar, Inc. (a) (b)	3,698,240

	China - 27.8%
345,568	China Sunergy Co. Ltd., ADR (a) (b)	1,506,676
916,945	JA Solar Holdings Co. Ltd., ADR (a) (b)	6,354,429
78,591	JinkoSolar Holding Co. Ltd., ADR (a) (b)	1,805,235
517,642	LDK Solar Co. Ltd., ADR (a) (b)	5,176,420
156,262	Solarfun Power Holdings Co. Ltd., ADR (a) (b)	1,298,537
10,190,000	Solargiga Energy Holdings Ltd. (b)	2,270,087
827,019	Suntech Power Holdings Co. Ltd., ADR (a) (b)	5,904,916
385,285	Trina Solar Ltd., ADR (a) (b)	8,599,561
616,190	Yingli Green Energy Holding Co. Ltd., ADR (a) (b)	6,069,471
		38,985,332
	Germany - 19.6%
89,713	Centrotherm Photovoltaics AG (a)	3,141,485
2,549,268	Conergy AG (b)	1,476,736
32,415	Manz Automation AG (a) (b)	1,812,327
80,432	Phoenix Solar AG	2,486,680
744,705	Q-Cells SE (a) (b)	1,925,267
145,271	Roth & Rau AG (a)	2,030,058
62,352	SMA Solar Technology AG (b)	5,437,356
131,696	Solar Millennium AG (a) (b)	3,252,126
576,076	SolarWorld AG (b)	5,252,346
216,770	Solon SE (a) (b)	643,371
		27,457,752
	Norway - 5.2%
2,924,979	Renewable Energy Corp. ASA (a) (b)	7,267,584

	Spain - 0.7%
630,752	Solaria Energia y Medio Ambiente SA (a)	1,022,246

	Switzerland - 5.3%
284,218	Meyer Burger Technology AG (a)	7,414,135

	United Kingdom - 1.9%
3,358,047	PV Crystalox Solar PLC	2,706,348

	United States - 33.6%
527,510	Energy Conversion Devices, Inc. (a) (b)	2,368,520
2,720,941	Evergreen Solar, Inc. (a) (b)	2,116,892
153,688	First Solar, Inc. (a) (b)	18,880,571
584,696	GT Solar International, Inc. (a)	3,911,616
729,871	MEMC Electronic Materials, Inc. (a)	8,444,607
794,748	Satcon Technology Corp. (a) (b)	2,805,460
186,207	STR Holdings, Inc. (a) (b)	3,342,416
446,780	Sunpower Corp. - Class A (a) (b)	5,209,455
		47,079,537

	Long-Term Investments - 99.7%
	(Cost $206,647,386)	139,623,695

	Investments of Collateral for Securities Loaned (c) - 51.1%
	Money Market Funds - 46.9%
65,640,499	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)	65,640,499
	(Cost $65,640,499)

Principal
Amount	Description	Value
	U.S. Government and Agency Securities - 4.2%
$ 34,733	US Treasury Bond, 4.250%, 5/15/39	35,440
128,166	US Treasury Bond Stripped, 5.000%, 5/15/37	39,957
5,650,820	US Treasury Notes, 0.375% to 3.375%, 2/28/11 to 11/15/19	5,826,454
	(Cost $5,901,851)	5,901,851

	Total Investments of Collateral for Securities Loaned - 51.1%
	(Cost $71,542,350)	71,542,350

	Total Investments - 150.8%
	(Cost $278,189,736)	211,166,045
	Liabilities in excess of Other Assets - (50.8%)	(71,103,737)
	Net Assets - 100.0%	$ 140,062,308

ADR	American Depositary Receipt
AG	Stock Corporation
ASA	Stock Company
PLC	Public Limited Company
SA	Corporation
SE	Stock Corporation

(a)	Non-income producing security.
(b)	Security, or portion thereof, was on loan at November 30, 2010.
(c )	At November 30, 2010, the total market value of the Fund's securities on loan was $68,624,585 and the total market value of the collateral held by the Fund was $71,542,350.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Summary of Investments by Sector Classification
	Sector*	% of Long-Term Investments
	Information Technology	86.1%
	Industrials	10.4%
	Materials	2.4%
	Utilities	1.1%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:
Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$ 279,030,974	$ 7,314,207	$(75,179,136)	$ (67,864,929)

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  There are three different categories for valuations.  Level 1 valuations are those based upon quoted prices in active markets.  Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices).  Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund has adopted the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any Level 3 securities at November 30, 2010.

The following table represents the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$139,624	$-	$-	$139,624
Money Market Fund	65,640	-	-	65,640
U.S. Government and Agency Securities	-	5,902	-	5,902
Total	$205,264	$5,902	$-	$211,166

There were no transfers between Level 1 and Level 2.

CGW I Guggenheim S&P Global Water Index ETF
Portfolio of Investments
November 30, 2010 (unaudited)

	Number of Shares	Description	Value
		Common Stock - 99.6%
		Austria - 2.5%
	55,802	Andritz AG	$ 4,441,223
	26,561	BWT AG	682,871
			5,124,094
		Brazil - 2.8%
	128,211	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	5,788,727

		China - 2.7%
	2,203,000	China Everbright International Ltd. (Hong Kong)	1,231,194
	2,670,000	China Water Affairs Group Ltd. (Hong Kong)	1,028,027
	37,148	Duoyuan Global Water, Inc., ADR (a) (b)	464,722
	5,714,000	Guangdong Investment Ltd. (Hong Kong)	2,862,279
			5,586,222
		Finland - 2.0%
	192,013	Kemira OYJ	2,651,999
	83,981	Uponor OYJ (a)	1,419,002
			4,071,001
		France - 7.2%
	328,181	Suez Environnement Co.	5,861,313
	339,346	Veolia Environnement	8,960,766
			14,822,079
		Italy - 1.4%
	64,564	ACEA SpA (b)	711,031
	430,700	Hera SpA	791,096
	217,454	Interpump Group SpA (b)	1,349,539
			2,851,666
		Japan - 5.7%
	464,000	Ebara Corp. (b)	1,977,414
	310,300	Kurita Water Industries Ltd.	8,923,394
	63,000	Nihon Nohyaku Co. Ltd.	301,576
	75,000	Organo Corp.	520,174
			11,722,558
		Netherland - 1.0%
	150,642	Wavin NV (b)	1,994,318

		Singapore - 1.6%
	901,000	Hyflux Ltd. (a)	2,147,105
	1,780,000	Sound Global Ltd. (b)	1,077,278
			3,224,383
		Spain - 0.7%
	68,552	Fomento de Construcciones y Contratas SA (a)	1,563,888

		Switzerland - 10.8%
	110,062	Geberit AG	22,383,433

		United Kingdom - 20.6%
	569,971	Halma PLC	2,783,654
	890,885	Northumbrian Water Group PLC	4,578,488
	823,458	Pennon Group PLC	8,053,555
	552,919	Severn Trent PLC	12,451,346
	1,583,553	United Utilities Group PLC	14,710,572
			42,577,615
		United States - 40.6%
	42,514	American States Water Co.	1,555,162
	407,567	American Water Works Co., Inc.	9,989,467
	319,737	Aqua America, Inc.	6,890,332
	36,962	Arch Chemicals, Inc.	1,283,321
	22,443	Badger Meter, Inc. (a)	952,032
	82,459	Calgon Carbon Corp. (b)	1,151,952
	48,006	California Water Service Group	1,785,823
	223,689	Danaher Corp.	9,674,549
	56,552	Franklin Electric Co., Inc.	2,200,438
	121,372	IDEX Corp.	4,547,809
	89,833	Insituform Technologies, Inc. - Class A (b)	1,988,903
	59,970	Itron, Inc. (b)	3,404,497
	200,749	ITT Corp.	9,234,454
	44,202	Layne Christensen Co. (b)	1,457,340
	456,206	Mueller Water Products, Inc. - Class A	1,605,845
	409,527	Nalco Holding Co.	12,048,284
	147,366	Pentair, Inc.	4,848,342
	29,776	SJW Corp.	743,805
	142,546	Tetra Tech, Inc. (b)	3,294,238
	30,494	Valmont Industries, Inc.	2,465,745
	86,185	Watts Water Technologies, Inc. - Class A	2,805,322
			83,927,660
		Total Common Stock - 99.6%
		(Cost $199,715,539)	205,637,644

		Exchange Traded Fund - 0.2%
		United States - 0.2%
	18,000	PowerShares Global Water Portfolio
		(Cost $331,839)	330,300

		Total Long-Term Investments - 99.8%
		(Cost $200,047,378)	205,967,944

		Investment of Collateral for Securities Loaned (c) - 1.4%
		Money Market Fund - 1.4%
	2,863,060	BNY Mellon Securities Lending Overnight Fund, 0.299% (d)
		(Cost $2,863,060)	2,863,060

		Total Investments - 101.2%
		(Cost $202,910,438)	208,831,004
		Liabilities in excess of Other Assets - (1.2%)	(2,393,225)
		Net Assets - 100.0%	$ 206,437,779

ADR - American Depositary Receipt
AG - Stock Corporation
NV - Publicly Traded Company
OYJ - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
SpA - Limited Share Company

(a)	Security, or portion thereof, was on loan at November 30, 2010.
(b)	Non-income producing security.
(c)	At November 30, 2010, the total market value of the Fund's securities on loan was $2,727,696 and the total market
	value of the collateral held by the Fund was $2,863,060.
(d)	Interest rate shown reflects yield as of November 30, 2010.

Sector*	% of Long-Term Investments
Industrials	44.7%
Utilities	43.7%
Materials	8.4%
Information Technology	3.0%
Exchange Traded Funds	0.2%

* Subject to change daily. Securities are classified by sectors that represent broad groupings of related industries.

See previously submitted notes to financial statements for the period ended August 31, 2010.

At November 30, 2010, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments
$205,264,381	$21,072,205	$(17,505,582)	$3,566,623

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs
(e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund adopted the Accounting Standard Update, Fair Value Measurements and Disclosures
(Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e.
transfers out must be disclosed separately from transfers in) as well as the reasons(s) for the transfer and
iii) purchases, sales, issuances and settlements must be shown on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009 however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010.

The Fund values Level 1 securities using readily available market quotations in active markets. The
Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable inputs in accordance with procedures approved by the Board of Trustees. The Fund did not have any
Level 3 securities at November 30, 2010.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2010.

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Common Stocks	$205,638	$-	$-	$205,638
Exchange Traded Fund	330			330
Money Market Fund	2,863	-	-	2,863
Total	$208,831	$-	$-	$208,831

There were no transfers between Level 1 and Level 2.

Item 2.   Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin M. Robinson
Kevin M. Robinson
Chief Executive Officer and Chief Legal Officer

Date:	January 27, 2011

By:	/s/ John Sullivan
John Sullivan
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	January 27, 2011